RESTRICTED CASH - SCHEDULE OF RESTRICTED CASH AND SHORT-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Restricted Cash and Cash Equivalents Items
Restricted cash	$ 162,415	$ 193,273
Less: current portion of restricted cash	(44,927)	(56,714)
Long-term restricted cash	117,488	136,559
Minimum amount of cash and cash equivalents	30,000
Eskimo SPV Agreement | Golar Eskimo
Restricted Cash and Cash Equivalents Items
Restricted cash	0	4,031
Cross Currency Interest Rate Swap
Restricted Cash and Cash Equivalents Items
Restricted cash	32,410	36,798
Secured Debt | NR Satu Facility
Restricted Cash and Cash Equivalents Items
Restricted cash	10,361	10,281
Performance Guarantee
Restricted Cash and Cash Equivalents Items
Restricted cash	7,686	7,686
Methane Princess Lease
Restricted Cash and Cash Equivalents Items
Restricted cash	$ 111,958	$ 134,477